UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

Selected American Shares, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
MARCH 31, 2005  (Unaudited)


Shares                                           Security                                                      Value
=======================================================================================================================
COMMON STOCK - (94.89%)

   AUTOMOTIVE - (0.76%)
       690,300      AutoZone, Inc.*.................................................................... $    59,158,710
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (11.27%)
     1,849,000      Fifth Third Bancorp................................................................      79,470,020
     4,081,100      Golden West Financial Corp. .......................................................     246,906,550
    16,201,863      HSBC Holdings PLC..................................................................     256,267,999
     7,034,096      Lloyds TSB Group PLC...............................................................      63,538,967
       330,000      State Street Corp. ................................................................      14,427,600
     3,696,560      Wells Fargo & Co. .................................................................     221,054,288
                                                                                                        ---------------
                                                                                                            881,665,424

   BUILDING MATERIALS - (1.34%)
       930,600      Martin Marietta Materials, Inc. ...................................................      52,039,152
       924,100      Vulcan Materials Co. ..............................................................      52,516,603
                                                                                                        ---------------
                                                                                                            104,555,755
                                                                                                        ---------------
   BUSINESS SERVICES - (2.19%)
     1,241,000      D&B Corp.*.........................................................................      76,259,450
     3,306,000      Iron Mountain Inc.*................................................................      95,345,040
                                                                                                        ---------------
                                                                                                            171,604,490
                                                                                                        ---------------
   CABLE TELEVISION - (3.62%)
     8,473,000      Comcast Corp., Special Class A*....................................................     283,252,390
                                                                                                        ---------------
   CONSUMER PRODUCTS - (5.27%)
     6,307,500      Altria Group, Inc. ................................................................     412,447,425
                                                                                                        ---------------
   DISCOUNT RETAILER - (3.10%)
     5,488,000      Costco Wholesale Corp. ............................................................     242,624,480
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.41%)
    10,411,500      Rentokil Initial PLC...............................................................      31,873,685
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (4.48%)
    10,379,764      Tyco International Ltd. ...........................................................     350,836,023
                                                                                                        ---------------
   DIVERSIFIED OPERATIONS - (0.10%)
     3,189,900      China Merchants Holdings International Co., Ltd. ..................................       6,257,553
       646,700      Cosco Pacific Ltd. ................................................................       1,405,428
                                                                                                        ---------------
                                                                                                              7,662,981
                                                                                                        ---------------
   E-COMMERCE/SERVICES - (0.41%)
     1,445,000      IAC/InterActiveCorp*...............................................................      32,079,000
                                                                                                        ---------------
   ENERGY - (10.20%)
     2,070,080      ConocoPhillips.....................................................................     223,237,427
     3,720,842      Devon Energy Corp. ................................................................     177,670,206
     3,176,200      EOG Resources, Inc. ...............................................................     154,807,988
     2,540,800      Occidental Petroleum Corp. ........................................................     180,828,736
     1,188,000      Transocean Inc.*...................................................................      61,134,480
                                                                                                        ---------------
                                                                                                            797,678,837
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
MARCH 31, 2005  (Unaudited)


Shares                                           Security                                                      Value
=======================================================================================================================
COMMON STOCK - (Continued)

   FINANCIAL SERVICES - (17.48%)
     8,807,800      American Express Co. .............................................................. $   452,456,686
     4,704,189      Citigroup Inc. ....................................................................     211,406,254
     2,605,500      H&R Block, Inc. ...................................................................     131,786,190
     7,116,240      JPMorgan Chase & Co. ..............................................................     246,221,904
     1,958,000      Loews Corp. .......................................................................     143,991,320
     1,132,800      Moody's Corp. .....................................................................      91,598,208
     1,957,400      Providian Financial Corp.*.........................................................      33,588,984
       835,860      Takefuji Corp. ....................................................................      56,280,045
                                                                                                        ---------------
                                                                                                          1,367,329,591
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (3.18%)
     7,300,881      Diageo PLC.........................................................................     102,924,333
     2,157,750      Heineken Holding NV, Class A.......................................................      66,654,718
     1,304,800      Hershey Foods Corp. ...............................................................      78,888,208
                                                                                                        ---------------
                                                                                                            248,467,259
                                                                                                        ---------------
   HEALTH CARE - (3.92%)
     1,610,000      Cardinal Health, Inc. .............................................................      89,838,000
     1,180,000      Eli Lilly and Co. .................................................................      61,478,000
     2,311,500      HCA Inc. ..........................................................................     123,827,055
       670,000      Novartis AG, Registered............................................................      31,257,891
                                                                                                        ---------------
                                                                                                            306,400,946
                                                                                                        ---------------
   INDUSTRIAL - (2.60%)
     3,915,700      Sealed Air Corp.*..................................................................     203,381,458
                                                                                                        ---------------
   INSURANCE BROKERS - (1.51%)
     2,112,700      Aon Corp. .........................................................................      48,254,068
     2,304,000      Marsh & McLennan Cos, Inc. ........................................................      70,087,680
                                                                                                        ---------------
                                                                                                            118,341,748
                                                                                                        ---------------
   INVESTMENT FIRMS - (2.16%)
       315,099      Julius Baer Holding, Ltd. AG (c)...................................................     109,265,758
     1,039,864      Morgan Stanley.....................................................................      59,532,214
                                                                                                        ---------------
                                                                                                            168,797,972
                                                                                                        ---------------
   LIFE INSURANCE - (0.49%)
       658,000      Principal Financial Group, Inc. ...................................................      25,326,420
       400,000      Sun Life Financial Inc. ...........................................................      13,016,000
                                                                                                        ---------------
                                                                                                             38,342,420
                                                                                                        ---------------
   MANUFACTURING - (0.01%)
        21,500      Hunter Douglas NV..................................................................       1,083,604
                                                                                                        ---------------
   MEDIA - (1.57%)
     1,282,459      Lagardere S.C.A. ..................................................................      97,087,220
     2,235,400      WPP Group PLC......................................................................      25,451,669
                                                                                                        ---------------
                                                                                                            122,538,889
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
MARCH 31, 2005  (Unaudited)


Shares/Principal                                 Security                                                      Value
=======================================================================================================================
COMMON STOCK - (Continued)

   MULTI-LINE INSURANCE - (3.82%)
     5,399,325      American International Group, Inc. ................................................ $   299,176,598
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (7.39%)
         3,402      Berkshire Hathaway Inc., Class A*..................................................     295,974,000
         6,366      Berkshire Hathaway Inc., Class B*..................................................      18,181,296
       288,400      Chubb Corp. .......................................................................      22,861,468
        20,000      Markel Corp.*......................................................................       6,904,200
     2,553,200      Progressive Corp. (Ohio)...........................................................     234,281,632
                                                                                                        ---------------
                                                                                                            578,202,596
                                                                                                        ---------------
   PUBLISHING - (0.49%)
       483,300      Gannett Co., Inc. .................................................................      38,219,364
                                                                                                        ---------------
   REAL ESTATE - (1.54%)
     2,938,388      Centerpoint Properties Trust (b)...................................................     120,473,908
                                                                                                        ---------------
   REINSURANCE - (1.42%)
     1,679,000      Transatlantic Holdings, Inc. ......................................................     111,183,380
                                                                                                        ---------------
   TECHNOLOGY - (2.82%)
     1,850,000      Hewlett-Packard Co. ...............................................................      40,589,000
     1,428,600      Lexmark International, Inc., Class A*..............................................     114,245,142
     2,735,000      Microsoft Corp. ...................................................................      66,077,600
                                                                                                        ---------------
                                                                                                            220,911,742
                                                                                                        ---------------
   TELECOMMUNICATIONS - (0.65%)
     1,325,000      Nokia Oyj, ADR.....................................................................      20,444,750
     1,537,000      SK Telecom Co., Ltd., ADR..........................................................      30,309,640
                                                                                                        ---------------
                                                                                                             50,754,390
                                                                                                        ---------------
   TRANSPORTATION - (0.69%)
       740,500      United Parcel Service, Inc., Class B...............................................      53,863,970
                                                                                                        ---------------

                             Total Common Stock - (identified cost $5,044,737,316).....................   7,422,909,035
                                                                                                        ---------------

REPURCHASE AGREEMENTS - (4.88%)
$   93,019,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $93,026,467
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $94,879,380)................................................      93,019,000
    93,019,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $93,026,467
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $94,879,380)................................................      93,019,000


SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
MARCH 31, 2005  (Unaudited)


Principal                                        Security                                                      Value
=======================================================================================================================
REPURCHASE AGREEMENTS - (Continued)
$  103,354,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $103,362,354
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $105,421,080)............................................... $   103,354,000
    92,328,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $92,335,412
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $94,174,560)................................................      92,328,000
                                                                                                        ---------------

                             Total Repurchase Agreements - (identified cost $381,720,000)..............     381,720,000
                                                                                                        ---------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (0.94%)

   MONEY MARKET INSTRUMENTS - (0.30%)
                    UBS Private Money Market LLC, 2.625264% (identified cost $23,886,067)..............      23,886,067
                                                                                                        ---------------
   REPURCHASE AGREEMENTS - (0.64%)
    12,184,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $12,184,978
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,427,680)................................................      12,184,000
    12,184,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $12,184,978
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,427,680)................................................      12,184,000
    13,538,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $13,539,094
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $13,808,760)................................................      13,538,000
    12,094,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $12,094,971
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,335,880)................................................      12,094,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $50,000,000)                      50,000,000
                                                                                                        ---------------

                        Total Investment of Cash Collateral for
                             Securities Loaned - (identified cost $73,886,067).........................      73,886,067
                                                                                                        ---------------


SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
MARCH 31, 2005  (Unaudited)

=======================================================================================================================

                        Total Investments - (100.71%) - (identified cost $5,500,343,383) - (a)......... $ 7,878,515,102
                        Liabilities Less Other Assets - (0.71%)........................................     (55,925,312)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $ 7,822,589,790
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $5,506,010,643. At March 31, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $ 2,512,518,876
                        Unrealized depreciation........................................................    (140,014,417)
                                                                                                        ---------------
                              Net unrealized appreciation.............................................. $ 2,372,504,459
                                                                                                        ===============

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended March 31, 2005. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2005, amounts to $120,473,908.
Transactions during the period in which the issuers were affiliates are as follows:

                         Shares                 Gross           Gross           Shares              Dividend
Security                 December 31, 2004      Additions       Reductions      March 31, 2005      Income
--------                 -----------------      ---------       ----------      --------------      ---------

Centerpoint
Properties Trust         2,938,388                  -               -           2,938,388           $ 1,256,161

(c) Security is partially on loan. The Fund has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $70,046,821; cash of $73,866,067 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 27, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  May 27, 2005